Note 21 - Supplementary Data (Tables)	12 Months Ended
Dec. 31, 2014
Successor [Member]
Note 21 - Supplementary Data (Tables) [Line Items]
Schedule of Quarterly Financial Information

Selected Quarterly Financial Data (Unaudited)
	Successor
(in millions, except per share amounts)	2014
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter (c)
Net sales	$183.7	$189.1	$196.8	$273.6
Gross profit	84.2	96.7	103.2	112.4
Net (loss) income attributable to shareholders	(7.4)	(0.4)	11.9	(34.0)
Net (loss) income attributable to common shareholders	(7.4)	(0.4)	11.9	(266.7)
Basic earnings (loss) per share (a)	(0.07)	—	0.09	(1.59)
Diluted earnings (loss) per share (a)	(0.07)	—	0.08	(1.59)

	Successor
(in millions, except per share amounts)	2013
	Period from Inception (April 23, 2013) to June 30, 2013	Third Quarter	Fourth Quarter (b)
Net sales	$—	$—	$118.2
Gross profit	—	—	35.7
Net (loss) income attributable to shareholders	(0.1)	(4.7)	(189.4)
Net (loss) income attributable to common shareholders	(0.1)	(4.7)	(189.4)
Basic loss per share (a)	—	(0.05)	(2.05)
Diluted loss per share (a)	—	(0.05)	(2.05)

Predecessor [Member]
Note 21 - Supplementary Data (Tables) [Line Items]
Schedule of Quarterly Financial Information

	Predecessor
(in millions, except per share amounts)	2013
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter (c)
Net sales	$182.1	$190.0	$188.4	$67.2
Gross profit	93.3	96.5	99.0	34.0
Net income (loss) attributable to MacDermid, Inc.	15.2	(5.9)	14.5	(10.7)
Basic earnings (loss) per share (a)	n/a	n/a	n/a	n/a
Diluted earnings (loss) per share (a)	n/a	n/a	n/a	n/a

	Predecessor
(in millions, except per share amounts)	2012
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Net sales	$182.2	$186.2	$180.4	$182.4
Gross profit	86.3	90.3	89.7	88.8
Net income attributable to MacDermid, Inc.	4.9	25.5	10.0	5.5
Basic earnings (loss) per share (a)	n/a	n/a	n/a	n/a
Diluted earnings (loss) per share (a)	n/a	n/a	n/a	n/a

(a)
Earnings per share calculations for each quarter are based on the weighted average number of shares outstanding for each period. As MacDermid was not a Registrant prior to the Successor 2013 Period, no earnings per share data is presented;

(b)	Platform's fourth quarter includes the results of MacDermid from November 1, 2013 through December 31, 2013; and

(c)	MacDermid's fourth quarter includes results from October 1, 2013 through October 31, 2013.